Derivative Financial Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 29, 2012
Pre-Tax Fair Value of Derivative Financial Instruments

The table below presents the pre-tax fair value of the Company’s derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 29, 2012 and December 31, 2011:

In thousands	Classification in the Consolidated Balance Sheets	2012	2011
Liability Derivatives:
Derivatives designated as hedging instruments
Interest rate swaps	Other accrued liabilities	$3,399	$3,705
Interest rate swaps	Other noncurrent liabilities	5,205	1,766

Total		$8,604	$5,471

Schedule of Loss Recognized in Other Comprehensive (Loss) Income on Derivatives

In thousands	Amount of loss recognized in Other Comprehensive (Loss) Income on derivatives (effective portion)
Loss on Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(8,604)	$(5,471)	$—

	$(8,604)	$(5,471)	$—

Schedule of Effect of Derivative Financial Instruments on Statements of Operations and Comprehensive (Loss) Income

The tables below present the effect of the Company’s derivative financial instruments on its Consolidated Statements of Operations and Comprehensive (Loss) Income for the twelve months ended December 29, 2012, December 31, 2011 and January 1, 2011:

In thousands Loss on Derivatives Designated as Hedges	Classification in Consolidated Statement Of Operations and Comprehensive (Loss) Income	2012	2011	2010
Foreign currency forward contracts	Selling, general and administrative expenses	$—	$—	$32

		$—	$—	$—

In thousands Loss on Derivatives Designated as Hedges	Classification in Consolidated Statement Of Operations and Comprehensive (Loss) Income	2012	2011	2010
Interest Rate Swaps	Interest Expense	$3,744	$—	$—

		$3,744	$—	$—